Expense by Nature - Summary of Expenses by Nature (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Employee benefit expenses	¥ 7,700,664	¥ 11,316,549	¥ 14,673,394
Loan origination and servicing expenses	2,324,484	3,218,379	4,480,827
Outsourcing service expenses	932,223	1,099,267	1,446,358
Depreciation of right-of-use assets	283,645	427,358	591,201
Taxes and surcharges	208,258	325,539	573,261
Depreciation of property and equipment	104,439	185,222	181,601
Audit fees	68,301	47,521	43,861
Amortization of intangible assets	39,766	11,022	15,325
Others	1,979,948	3,206,198	5,463,419
Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	¥ 13,641,728	¥ 19,837,055	¥ 27,469,247